G4 Employee information	12 Months Ended
Dec. 31, 2020
Number And Average Number Of Employees [Abstract]
G4 Employee information
G4	Employee information

Employee numbers, wages and salaries

Average number of employees by gender and market area
	2020			2019
	Women	Men	Total	Women	Men	Total
South East Asia, Oceania and India	5,025	20,306	25,331	4,821	19,230	24,051
North East Asia	4,532	9,344	13,876	4,376	9,003	13,379
North America	2,075	7,635	9,710	1,980	7,381	9,361
Europe and Latin America 1)	11,205	34,226	45,431	10,180	33,262	43,442
Middle East and Africa	807	3,434	4,241	739	3,531	4,270
Total	23,644	74,945	98,589	22,096	72,407	94,503
1) Of which in EU	8,462	25,811	34,273	8,069	26,257	34,326
Of which in Sweden	2,911	9,709	12,620	2,723	9,324	12,047

Number of employees by market area at year-end
	2020	2019
South East Asia, Oceania and India	25,869	24,559
North East Asia	13,944	13,783
North America	10,175	9,643
Europe and Latin America 1)	46,580	47,135
Middle East and Africa	4,256	4,297
Total	100,824	99,417
1) Of which in EU	35,552	37,989
Of which in Sweden	13,173	12,730

Number of employees by gender and age at year-end 2020
	Women	Men	Percent of total
Under 25 years old	1,014	1,735	3%
25–35 years old	9,768	23,674	33%
36–45 years old	7,248	26,436	34%
46–55 years old	4,864	17,684	22%
Over 55 years old	1,812	6,589	8%
Percent of total	25%	75%	100%

Employee movements
	2020	2019
Headcount at year-end	100,824	99,417
Employees who have left the Company	7,839	11,078
Employees who have joined the Company	9,246	15,136
Temporary employees	609	582

Wages and salaries and social security expenses
(SEK million)	2020	2019
Wages and salaries	60,950	58,620
Social security expenses	13,695	14,043
Of which pension costs	4,963	5,170

Amounts related to the President and CEO and the Executive Leadership Team are included in the table above.

Remuneration to Board members and Presidents in subsidiaries
(SEK million)	2020	2019
Salary and other remuneration	458	369
Of which annual variable remuneration	58	83
Pension costs 1)	32	25

1)	Pension costs are over and above any social security charges and taxes.

Board members, Presidents and Group management by gender at year end
	2020		2019
	Women	Men	Women	Men
Parent Company
Board members and President	23%	77%	23%	77%
Group Management	20%	80%	20%	80%

Subsidiaries
Board members and Presidents	19%	81%	19%	81%